Valuation and qualifying accounts (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	€ 936	€ 418	€ 658
Charges to Earnings	89	640	227
Deductions	(67)	(122)	(467)
Balance at End of Period	€ 958	€ 936	€ 418